Cash Flow Information - Summary of Details of Significant Non-Cash Transactions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
Changes in other accounts payable arising from the purchase of property, plant and equipment	₩ (630,267)	₩ (348,046)	₩ 480,322
Changes in other accounts payable arising from the purchase of intangible assets	(137,918)	(27,918)	(113,185)
Recognition of right of use assets and lease liabilities	33,865	74,611	54,927
Reclassification of the current portion of borrowings/bonds	(6,559,088)	₩ (3,441,686)	₩ (3,626,345)
Classification of assets held for sale	983,317
Classification of liabilities held for sale	₩ 1,656,841